Debt - UGI Utilities (Details) - USD ($)		1 Months Ended
	Oct. 31, 2017	Oct. 31, 2017	Sep. 30, 2018	Aug. 31, 2018	Sep. 30, 2017	Oct. 31, 2016	Sep. 30, 2016	Jun. 30, 2016
UGI Utilities
Debt Instrument
Total capacity			$ 450,000,000		$ 300,000,000
UGI Utilities | Term Loan
Debt Instrument
Aggregate principal amount	$ 125,000,000	$ 125,000,000
Principal repayment in equal quarterly installments		$ 1,600,000
UGI Utilities | Term Loan | Minimum
Debt Instrument
Basis spread on variable rate (percentage)		0.00%
UGI Utilities | Term Loan | Maximum
Debt Instrument
Basis spread on variable rate (percentage)	3.00%	1.875%
Derivative, fixed interest rate	3.00%	3.00%
UGI Utilities | Senior Notes | 2.95%, due June 2026
Debt Instrument
Aggregate principal amount								$ 100,000,000
Stated interest rate			2.95%					2.95%
UGI Utilities | Senior Notes | 4.12%, due September 2046
Debt Instrument
Aggregate principal amount							$ 200,000,000
Stated interest rate			4.12%				4.12%
UGI Utilities | Senior Notes | 4.12%, due October 2046
Debt Instrument
Aggregate principal amount						$ 100,000,000
Stated interest rate			4.12%			4.12%
UGI Utilities | Senior Notes | 5.75% Senior Notes, due 2016
Debt Instrument
Stated interest rate						5.75%
UGI Utilities | Medium-term Notes | 7.37% Medium-term Notes, due October 2015
Debt Instrument
Stated interest rate						7.37%
UGI Utilities | Medium-term Notes | 5.64% Medium-term Notes, due December 2015
Debt Instrument
Stated interest rate						5.64%
Revolving Credit Facility | Line of Credit | UGI Utilities Credit Agreement
Debt Instrument
Total capacity			$ 300,000,000	$ 450,000,000